Short-Term Loans (Details) - Scedule of Short-Term Loans - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Scedule of Short-Term Loans [Abstract]
Short-term loans from financial institutions other than banks	$ 671,355	$ 9,231,133
Short-term loans from banks	2,213,164	6,454,541
Short-term loans	$ 2,884,519	$ 15,685,674